Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2026	Apr. 21, 2026	Apr. 20, 2026	Feb. 19, 2026	Feb. 18, 2026	Jan. 22, 2026	Dec. 31, 2025	Oct. 21, 2025	Oct. 20, 2025	Sep. 22, 2025	Apr. 28, 2025
Allowance for current expected credit loss, accounts receivable	$ 251,616						$ 0
Ordinary shares, shares authorized	5,100,000,000	5,100,000,000	285,714,286	285,714,286	10,000,000,000	10,000,000,000	5,100,000,000	10,000,000,000	2,000,000	2,000,000	50,000,000
Ordinary shares, par value (in dollars per share)	$ 0.875			$ 0.875	$ 0.025	$ 0.025	$ 0.875		$ 0.025		$ 0.001
Ordinary shares, shares issued	2,372,547
Class A ordinary shares
Ordinary shares, shares authorized		5,000,000,000						9,999,592,000		1,592,000
Ordinary shares, par value (in dollars per share)	$ 0.875	$ 0.875						$ 0.025		$ 0.025
Ordinary shares, shares issued	2,160,890						18,884
Ordinary shares, shares outstanding	2,160,890						18,884
Class B ordinary shares
Ordinary shares, shares authorized		100,000,000						408,000		408,000
Ordinary shares, par value (in dollars per share)	$ 0.875	$ 0.875						$ 0.025		$ 0.025
Ordinary shares, shares issued	211,657						11,658
Ordinary shares, shares outstanding	211,657						11,658